General information and significant accounting policies Adoption of New and Amended International Financial Reporting Standards (IFRS) (Details) $ in Thousands			3 Months Ended	6 Months Ended			12 Months Ended
	Jan. 01, 2018 USD ($)	[1]	Mar. 31, 2019	Jun. 30, 2019 USD ($)		Jun. 30, 2018 USD ($) [2]	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ (2,249)					$ 4
Variability of lease revenue				100.00%
Number of bareboat chartered-in vessels one year			3
Right-of-use assets				$ 67,266				$ 51,101	$ 0
Lease liabilities				68,072				50,700
Accumulated deficit
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of Vessels Operating in the Spot Market							2
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption				(2,249)	[1]	$ 4	$ 4
Vessels [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets				$ 64,925				$ 48,466

[1]	Reflects the impact of the adoption of IFRS 16 - Leases, which was effective for annual periods beginning on January 1, 2019. Refer to Note 1 for further discussion.
[2]	Reflects the impact of the adoption of IFRS 15 - Revenue from Contracts with Customers, which was effective for annual periods beginning on January 1, 2018. Refer to Note 1 for further discussion.